Expense Example - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund	Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002